SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 15:-	SEGMENT INFORMATION

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker (“CODM”), which is the Chief Executive Officer. The CODM manages the Company’s business activities as a single operating and reportable segment at the consolidated level. Accordingly, the Company's CODM uses consolidated net income to measure segment profit or loss, allocate resources and assess performance. There is no expense or asset information, that are supplemental to those disclosed in these consolidated financial statements, that are regularly provided to the CODM. The allocation of resources and assessment of performance of the operating segment is based on consolidated net income as shown in the Company’s consolidated statements of operations. The CODM considers net income in the annual forecasting process and reviews actual results when making decisions about allocating resources. Since the Company operates as one operating segment, financial segment information, including profit or loss and asset information, can be found in the consolidated financial statements.

Geographical information:

The following is a summary of revenues within geographic areas based on end customers’ location and long-lived assets:

1.	Revenues:

	Year ended December 31,
	2024	2023	2022

North America	$16,262	$14,835	$16,042
Europe	12,763	11,393	10,396
APAC	5,410	3,863	6,571
South and Latin America	975	2,197	1,334
Others	343	504	1,215

	$35,753	$32,792	$35,558

2.	Long-lived assets:
	December 31,
	2024	2023

Canada	$1,491	$1,751
Europe	334	583
USA	31	32
Others	-	65

	$1,856	$2,431

Long-lived assets include operating lease right-of-use assets and property and equipment, net.